Income Taxes (Schedule of composition of income (loss) from continuing operations before income taxes and income tax expense (benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income from continuing operations before income taxes: Israel	$ 84,186	$ 82,933	$ 67,643
Income from continuing operations before income taxes: Non-Israeli	3,444	5,255	4,285
Income before incomes taxes	87,630	88,188	71,928
Income tax expense from continuing operations, Current: Israel	8,054	6,973	9,930	[1]
Income tax expense from continuing operations, Current: Non-Israeli	2,198	2,043	1,603
Current Income tax expense from continuing operations, Total	10,252	9,016	11,533
Deferred tax (benefit) expense: Israel	109	(2)	714
Deferred tax (benefit) expense: Non-Israeli	(1,363)	(775)	(596)
Deferred tax (benefit) expense	(1,254)	(777)	118
Actual income tax expense (benefit)	$ 8,998	$ 8,239	$ 11,651

[1]	see Note 20B(b)